Offerings	Dec. 10, 2025 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(1) The transaction value was estimated for purposes of calculating the amount of the filing fee only. The amount was based upon the offer to purchase up to 9,435,641 common shares of beneficial interest (10% of the common shares of beneficial interest outstanding as of April 1, 2025, rounded to the nearest whole share) based upon a price per share of $11.47 (the net asset value per share on April 1, 2025). The fee of $16,569.52 was paid in connection with the filing of the Schedule TO-I by AB Multi-Manager Alternative Fund (File No. 005-87063) on May 16, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 0-11	true
Transaction Valuation	$ 108,226,800.60
Amount of Registration Fee	$ 16,569.52
Offering Note	(1) The transaction value was estimated for purposes of calculating the amount of the filing fee only. The amount was based upon the offer to purchase up to 9,435,641 common shares of beneficial interest (10% of the common shares of beneficial interest outstanding as of April 1, 2025, rounded to the nearest whole share) based upon a price per share of $11.47 (the net asset value per share on April 1, 2025). The fee of $16,569.52 was paid in connection with the filing of the Schedule TO-I by AB Multi-Manager Alternative Fund (File No. 005-87063) on May 16, 2025 (the "Schedule TO"). This is the final amendment to the Schedule TO and is being filed to report the results of the offer. (2) Calculated at $153.10 per $1,000,000 of the transaction valuation.